Acquisitions - Fair Value Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 07, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of assets acquired and liabilities assumed
Goodwill	$ 6,830,499		$ 3,958,881	$ 4,073,886
IGT
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents		$ 374,995
Restricted cash		56,656
Trade and other receivables		237,488
Inventories		95,562
Other current assets		361,003
Systems, equipment and other assets related to contracts		126,524
Property, plant and equipment		336,044
Intangible assets		2,960,000
Other non-current assets		628,620
Deferred income taxes		243,342
Accounts payable		(75,814)
Other current liabilities		(379,968)
Long-term debt, less current portion		(1,937,942)
Deferred income taxes		(1,070,292)
Other noncurrent liabilities		(356,756)
Fair value of assets acquired and liabilities assumed, net		1,599,462
Goodwill		$ 2,945,832